CONTRACTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACTS RECEIVABLE, NET
Schedule of Contracts receivable
	December 31, 2020	December 31, 2019
Contract receivable- “Smart Campus” related technological consulting services with FMP (1)	$3,730,203	$2,450,312
Contract receivable- “Smart Campus” project maintenance and technical support fee with FMP	600,134	-
Contracts receivable – Other “Smart Campus” related technological consulting services (2)	245,761	95,735
Financing component associated with FMP contract receivable (1)	135,465	164,992
Less: allowance for doubtful accounts	-	-
Total contracts receivable, net	4,711,563	2,711,039
Less: current portion of contract receivable	4,448,946	1,639,213
Contracts receivable, non-current	$262,617	$1,071,826

Schedule of contracted receivable from FMP 2017
2017 FMP Contract	Amount as of December 31, 2020	Contracted payment due date
Contract receivable	$2,011,090
Maintenance fees	409,098
Total	2,420,188
Less: current portion of contract receivable	2,420,188	By December 31, 2021
Non-current portion	$-

Schedule of contracted receivable from FMP 2019
2019 FMP Contract	Amount	Contracted payment due date
Contract receivable	$1,854,580
Maintenance fees	191,034
Total	2,045,614
Less current portion	1,782,997	By December 31, 2021
Non-current portion	$262,617	By December 31, 2022

Summary of revenue recognized for the year
	For the years ended December 31,
	2020	2019	2018
Revenue from 2017 FMP “smart campus” contract	$-	$-	$1,517,410
2017 FMP contract post-installation maintenance fee revenue	171,035	187,559	153,040
Revenue from 2019 FMP “smart campus” contract	612,359	926,187	-
2019 FMP contract post-installation maintenance fee revenue	159,736	-	-
Total revenue from FMP “smart campus” contracts	$943,130	$1,113,746	$1,670,450